UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21193)

First American Minnesota Municipal Income Fund II, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/09

Date of reporting period:  05/31/09

Item 1. Schedule of Investments.

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Fund II (MXN)	May 31, 2009

DESCRIPTION	PAR	VALUE ¶

(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 163.5%
Economic Development Revenue — 4.2%
Minneapolis Development Revenue, Limited Tax Supported Common Bond, Series 2A (AMT), 5.13%, 6/1/22	$500,000	$452,905
Minnesota Agriculture & Economic Development Board, Small Business Program A — Lot 1 (AMT), 5.55%, 8/1/16	400,000	354,724
		807,629

Education Revenue — 10.4%
Higher Education Facilities, Augsburg College, Series 6J1, 5.00%, 5/1/28	200,000	180,478
Higher Education Facilities, Bethel University, Series 6R, 5.50%, 5/1/24	500,000	454,440
Higher Education Facilities, College of Art & Design, Series 6K, 5.00%, 5/1/26	400,000	369,020
Higher Education Facilities, St. Catherine's College, Series 5N1, 5.38%, 10/1/32	1,000,000	859,310
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series A, 5.00%, 12/1/36	200,000	127,616
		1,990,864

General Obligations — 25.2%
Buffalo Capital Appreciation Water & Sewer, Series B, Zero Coupon Bond (MSCP), 4.28%, 10/1/20 °	1,800,000	1,164,222
Crow Wing County Jail, Series B (NATL), 5.00%, 2/1/21	550,000	577,275
Duluth Independent School District Number 709, Series A (FSA) (MSDCEP), 4.25%, 2/1/23	500,000	514,495
Hennepin County, Series D, 5.00%, 12/1/25	1,000,000	1,076,440
Minnesota State, Series A, 5.00%, 6/1/18	1,000,000	1,172,660
Puerto Rico Commonwealth, Series A, 5.00%, 7/1/28	350,000	301,252
		4,806,344

Healthcare Revenue — 47.3%
Bemidji Health Care Facilities, North Country Health Services (RAAI), 5.00%, 9/1/31	1,000,000	858,240
Columbia Heights Multifamily & Health Care Facilities Revenue, Crest View Project, 5.70%, 7/1/42	350,000	238,949
Cuyuna Range Hospital District, Health Facility Authority Revenue,
5.00%, 6/1/29	350,000	245,536
5.50%, 6/1/35	400,000	277,524
Duluth Health Care Facility, Benedictine Health System-St. Mary’s Hospital (Prerefunded 2/15/14 @ 100), 5.25%, 2/15/33 ¯	1,000,000	1,150,640
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 ¯	400,000	449,364
Golden Valley Covenant Retirement Communities, 5.50%, 12/1/25	600,000	514,296
Marshall Health Care Facility, Weiner Medical Center Project, Series A, 5.35%, 11/1/17	350,000	350,528
Minneapolis Health Care Systems Revenue, Fairview Health Services, Series A, 6.63%, 11/15/28	750,000	796,230
Minneapolis-St. Paul Housing & Redevelopment Authority, Healthpartners Project, 5.88%, 12/1/29	750,000	689,362
Minnesota Agricultural & Economic Development Board, Fairview Health Care System, 6.38%, 11/15/29	25,000	25,251
Monticello, Big Lake Community Hospital District, Series C, 6.20%, 12/1/22	400,000	332,876
Moorhead Economic Development Authority, Housing Development Eventide Project, Series A, 5.15%, 6/1/29	300,000	208,719
New Hope Housing & Health Care Facility, Masonic Home North Ridge, 5.75%, 3/1/15	400,000	375,552
Prior Lake Senior Housing Revenue, Shepard's Path Senior Housing, Series B, 5.70%, 8/1/36	200,000	151,958
Shakopee Health Care Facility, St. Francis Regional Medical Center, 5.10%, 9/1/25	500,000	450,755
St. Louis Park Health Care Facilities, Park Nicollet Health Systems, Series B (Prerefunded 7/1/14 @ 100), 5.25%, 7/1/30 ¯	250,000	285,607
St. Paul Housing & Redevelopment Authority, Hospital Revenue, HealthEast Project, 6.00%, 11/15/30	200,000	159,106
St. Paul Housing & Redevelopment Authority, Nursing Home Episcopal, 5.63%, 10/1/33	490,801	336,984
St. Paul Housing & Redevelopment Authority, Regions Hospital,
5.25%, 5/15/18	500,000	483,350
5.30%, 5/15/28	170,000	147,443
St. Paul Port Authority, HealthEast Midway Campus, 5.75%, 5/1/25	600,000	502,818
		9,031,088

Housing Revenue — 27.5%
Minneapolis Housing Revenue, Keeler Apartments Project, Series A, 5.00%, 10/1/37	300,000	195,132
Minneapolis Multifamily Housing, Seward Towers Project (GNMA), 5.00%, 5/20/36	1,190,000	1,162,416
Minneapolis-St. Paul Housing, Finance Board Single Family Mortgage Revenue, Mortgage-Backed City Living (AMT) (FHLMC) (FNMA) (GNMA), 5.00%, 11/1/38	194,661	185,968

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Fund II (MXN)	May 31, 2009

DESCRIPTION	PAR/ SHARES	VALUE ¶

Minnesota Housing Finance Agency, Residential Housing, Series D (AMT), 4.70%, 7/1/27	$1,000,000	$907,940
Minnesota Housing Finance Agency, Residential Housing, Series F (AMT), 5.40%, 7/1/30	300,000	295,164
Moorhead Senior Housing Revenue, Sheyenne Crossing Project, 5.65%, 4/1/41	330,000	223,997
Southeast State Multi-County Housing & Redevelopment Authority, Goodhue County Apartments (Prerefunded 1/1/10 @ 100), 6.75%, 1/1/31 ¯	320,000	331,123
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Sholom East Project, Series A, 5.25%, 10/1/42	250,000	165,300
St. Paul Multifamily Housing, Selby Grotto Housing Project (AMT) (FHA) (GNMA), 5.50%, 9/20/44	655,000	658,432
Washington County Housing & Redevelopment Authority, Woodland Park Apartments, 4.70%, 10/1/26	1,000,000	991,160
Worthington Housing Authority, Meadows Worthington Project, Series A, 5.38%, 5/1/37	200,000	129,348

		5,245,980

Industry Development Revenue — 2.6%
Duluth Seaway Port Authority, Cargill Project, 4.20%, 5/1/13	500,000	507,395

Leasing Revenue — 26.3%
Andover Economic Development Authority, Public Facility Lease Revenue, Andover Community Center
(Crossover Refunded 2/1/14 @ 100),
5.13%, 2/1/24 z	295,000	326,878
5.13%, 2/1/24 z	205,000	227,152
Baytown Township Lease Revenue, St. Croix Preparatory Academy Project, Series A, 7.00%, 8/1/38	350,000	288,508
Hopkins Housing & Redevelopment Authority, Public Facility Lease Revenue, Public Works & Fire Station, Series A (NATL) (Prerefunded 2/1/13 @ 100), 5.00%, 2/1/23 ¯	1,000,000	1,123,930
Otter Tail County Housing & Redevelopment Authority, Building Lease Revenue, Series A, 5.00%, 2/1/19	525,000	530,082
Ramsey County Public Improvement, Series A, 4.75%, 1/1/24	1,000,000	1,012,100
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center, 5.00%, 12/1/32	100,000	95,994
St. Paul Port Authority, Office Building Facility, Robert Street, 5.25%, 12/1/27	1,000,000	1,027,330
Washington County Housing & Redevelopment Authority, Lower St. Croix Valley Fire Protection, 5.13%, 2/1/24	400,000	390,860

		5,022,834

Recreation Authority Revenue — 1.8%
Moorhead Golf Course, Series B, 5.88%, 12/1/21	400,000	344,348

Tax Revenue — 1.2%
Minneapolis Tax Increment Revenue, St. Anthony Falls Project,
5.65%, 2/1/27	150,000	97,803
5.75%, 2/1/27	200,000	132,062

		229,865

Transportation Revenue — 8.2%
Minneapolis-St. Paul Metropolitan Airports Commission, Series A,
5.00%, 1/1/19 (AMBAC)	750,000	793,110
5.00%, 1/1/19 (NATL)	750,000	777,143

		1,570,253

Utility Revenue — 8.8%
Chaska Electric, Series A,
5.00%, 10/1/30	500,000	492,870
6.10%, 10/1/30	10,000	10,107
Northern Municipal Power Agency, Series A (AGTY),
5.00%, 1/1/18	400,000	432,140
5.00%, 1/1/20	250,000	262,080
Puerto Rico Electric Power Authority, Series VV (NATL), 5.25%, 7/1/29	500,000	480,190

		1,677,387

Total Municipal Long-Term Investments (Cost: $32,682,333)		31,233,987

Short-Term Investment — 2.1%
Federated Minnesota Municipal Cash Trust (Cost: $408,698)	408,698	408,698

Minnesota Municipal Income Fund II     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Fund II (MXN)	May 31, 2009

DESCRIPTION			VALUE ¶

	Total Investments ▲ — 165.6% (Cost: $33,091,031)		$31,642,685

	Preferred Shares at Liquidation Value — (68.0)%		(13,000,000)

	Other Assets and Liabilities, Net — 2.4%		462,352

	Total Net Assets — 100.0%		$19,105,037

¶
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.
The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.
When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.
As of May 31, 2009, the fund held no fair valued securities.

°	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of May 31, 2009.
¯	Prerefunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
z
Crossover Refunded securities are typically backed by the credit of the refunding issuer, which secures the timely payment of principal and interest. These bonds mature at the call date and price indicated.

▲
On May 31, 2009, the cost of investments for federal income tax purposes was approximately $33,091,031. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 877,599
	Gross unrealized depreciation	(2,325,945)
	Net unrealized depreciation	$ (1,448,346)

	AGTY — Assured Guaranty
	AMBAC — American Municipal Bond Assurance Corporation
	AMT — Alternative Minimum Tax. As of May 31, 2009, the aggregate market value of securities subject to the AMT was $2,855,133, which
	represents 14.9% of total net assets applicable to common shares.
	FHA — Federal Housing Administration
	FHLMC — Federal Home Loan Mortgage Corporation
	FNMA — Federal National Mortgage Association
	FSA — Financial Security Assurance
	GNMA — Government National Mortgage Association
	MSCP — Minnesota State Credit Program

Minnesota Municipal Income Fund II     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Fund II (MXN)	May 31, 2009

MSDCEP — Minnesota School District Credit Enhancement Program
NATL — National Public Finance Guarantee Corporation
RAAI — Radian Asset Assurance Inc.
Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of May 31, 2009, the fund's investments were classified as follows:

Investments in
Securities
Level 1 - Quoted prices in active markets for identical assets	$408,698
Level 2 - Other significant observable inputs	31,233,987
Level 3 - Significant unobservable inputs	—
Total	$31,642,685

Summary of Derivative Risk Exposure
The fund has adopted Statement of Financial Accounting Standard No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”).  FAS 161 is an amendment to Statement of Financial Accounting Standard No. 133 (“FAS 133”), expanding the disclosure requirements of FAS 133 regarding the fund’s use of derivative instruments and hedging activities.

As of May 31, 2009, the fund held no derivative instruments.

Minnesota Municipal Income Fund II     2009 Quarterly Report

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By:    /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   July 27, 2009

By:    /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   July 27, 2009